Phoenix Investment Partners


                                       APRIL 30, 1999


SEMIANNUAL REPORT



                                       Phoenix Multi-Sector
                                       Fixed Income Fund, Inc.



[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this semiannual financial summary for the Phoenix Multi-Sector Fixed Income Fund, Inc. for the six months ended April 30, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix Multi-Sector Fixed Income Fund, Inc.

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

MUNICIPAL BONDS--4.9%

CALIFORNIA--0.2%
Fresno Pension Obligation Taxable 7.80%,
6/1/14..................................     AAA      $     500   $    555,625

CONNECTICUT--0.9%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.91%,
9/1/12(b)...............................     AAA          1,400      1,421,000
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b)...............................     AAA          1,075      1,061,562
                                                                  ------------
                                                                     2,482,562
                                                                  ------------

FLORIDA--1.5%
Palm Beach County Solid Waste Industrial
Development Project B Revenue Taxable
10.50%, 1/1/11(g)(h)....................     NR           3,750      1,875,000

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(j).......     AAA          2,000      2,090,000
                                                                  ------------
                                                                     3,965,000
                                                                  ------------
ILLINOIS--0.8%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24..........     AAA          2,000      2,127,500

PENNSYLVANIA--1.5%
Pennsylvania Economic Development
Financing Authority Panderosa Fibres
Project Revenue Series B 9.50%,
1/1/12(g)(h)............................     NR           3,650        912,500

Pittsburgh Pension General Obligation
Taxable Series B 6.35%, 3/1/13(j).......     AAA          3,000      2,981,250
                                                                  ------------
                                                                     3,893,750
                                                                  ------------
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $16,796,195)                                       13,024,437
------------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

ASSET-BACKED SECURITIES--4.9%

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    BBB-      $   8,495   $  8,123,344

Green Tree Financial Corp. 94-1, B2
7.85%, 4/15/19..........................   Baa(c)         2,000      1,852,500

Team Fleet Financing Corp. 96-1, B 144A
7.10%, 12/15/02(b)......................     BBB          3,000      2,962,969
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $13,630,206)                                       12,938,813
------------------------------------------------------------------------------

CORPORATE BONDS--28.8%

AEROSPACE/DEFENSE--0.8%
BE Aerospace, Inc. 9.50%, 11/1/08.......      B           2,000      2,140,000

AUTOMOBILES--0.7%
Titan Tire Corp. 7%, 2/11/00............     NR           2,000      1,980,000

BROADCASTING (TELEVISION, RADIO & CABLE)--1.4%
Century Communications Corp. 8.75%,
10/1/07.................................     BB-            500        523,750

Fox/Liberty Networks LLC 8.875%,
8/15/07.................................      B           3,000      3,285,000
                                                                  ------------
                                                                     3,808,750
                                                                  ------------

BUILDING MATERIALS--0.4%
Nortek, Inc. Series B 9.125%, 9/1/07....     B+             900        942,750

COMMUNICATIONS EQUIPMENT--1.6%
Metromedia Fiber Network, Inc. 144A 10%,
11/15/08(b).............................      B           3,930      4,264,050

COMPUTERS (SOFTWARE & SERVICES)--1.4%
ICG Holdings, Inc. 0%, 9/15/05(d).......     NR           2,650      2,418,125
PSINet, Inc. Series B 10%, 2/15/05......     B-           1,100      1,155,000
                                                                  ------------
                                                                     3,573,125
                                                                  ------------

2                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------
ENTERTAINMENT--0.6%
SFX Entertainment, Inc. 144A 9.125%,
12/1/08(b)..............................     B-       $   1,500   $  1,556,250

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--2.8%
Isle of Capri Casinos, Inc. 144A 8.75%,
4/15/09(b)..............................      B           2,000      1,995,000

Majestic Star Casino LLC 12.75%,
5/15/03.................................      B           1,000      1,123,750
Mohegan Tribal Gaming 144A 8.125%,
1/1/06(b)...............................     BB             500        515,000

Mohegan Tribal Gaming 144A 8.75%,
1/1/09(b)...............................     BB-            500        519,375

Station Casinos, Inc. 10.125%,
3/15/06.................................     B+           3,000      3,202,500
                                                                  ------------
                                                                     7,355,625
                                                                  ------------

HOMEBUILDING--0.7%
Horton (D.R.), Inc. 8%, 2/1/09..........     BB           1,750      1,736,875

INSURANCE (MULTI-LINE)--3.3%
Middletown Trust Series C 11.75%,
7/15/10(i)..............................     A+           6,782      6,672,000
Willis Corroon Corp. 144A 9%,
2/1/09(b)...............................     B+           2,100      2,136,750
                                                                  ------------
                                                                     8,808,750
                                                                  ------------

LEISURE TIME (PRODUCTS)--1.5%
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................     B-           3,785      3,884,356

METALS MINING--0.2%
NSM Steel Ltd. Sr. 144A 12%, 2/1/06(b)..     CC           3,000        607,500

OIL & GAS (EXPLORATION & PRODUCTION)--0.0%
Lomak Petroleum, Inc. 8.75%, 1/15/07....      B              75         63,000
PERSONAL CARE--2.0%
Revlon Consumer Products Corp. 9%,
11/1/06.................................      B           2,690      2,750,525
Revlon Consumer Products Corp. 8.625%,
2/1/08..................................     B-           2,675      2,574,687
                                                                  ------------
                                                                     5,325,212
                                                                  ------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

PUBLISHING--0.8%
American Lawyer Media, Inc. Series B
9.75%, 12/15/07.........................      B       $   2,000   $  2,085,000

RETAIL (SPECIALTY)--0.8%
Musicland Group, Inc. 9%, 6/15/03.......     B-           2,000      2,020,000

SERVICES (COMMERCIAL & CONSUMER)--0.7%
ARA Services, Inc. 10.625%, 8/1/00......    BBB-             54         56,632
IT Group, Inc. (The) 144A 11.25%,
4/1/09(b)...............................     B+           1,665      1,694,138
                                                                  ------------
                                                                     1,750,770
                                                                  ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Nextel Commmunications, Inc. 0%,
10/31/07(d).............................     B-           1,500      1,155,000

TELECOMMUNICATIONS (LONG DISTANCE)--3.7%
EchoStar DBS Corp. 144A 9.375%,
2/1/09(b)...............................      B           2,000      2,090,000

Interamericas Communications Corp. 14%,
10/27/07................................     NR           3,930      2,692,050

RCN Corp. Series B 0%, 2/15/08(d).......    B(c)          7,775      5,102,344
                                                                  ------------
                                                                     9,884,394
                                                                  ------------

TELEPHONE--1.3%
Teligent, Inc. 11.50%, 12/1/07..........     CCC          3,330      3,330,000

TEXTILES (APPAREL)--1.9%
Collins & Aikman Corp. 11.50%, 4/15/06..      B           4,750      5,094,375

TRUCKERS --1.8%
American Commercial Lines LLC Series B
10.25%, 6/30/08.........................      B           3,150      3,252,375

Hvide Marine, Inc. 8.375%, 2/15/08......    CCC+          2,500      1,525,000
                                                                  ------------
                                                                     4,777,375
                                                                  ------------
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $79,000,160)                                       76,143,157
------------------------------------------------------------------------------

                       See Notes to Financial Statements                       3

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--24.3%

CS First Boston Mortgage Securities
Corp. 97-SPCE, D 144A 7.332%,
4/20/08(b)..............................   BBB(c)     $   4,928   $  4,817,120

CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08.........     AAA          5,000      4,974,219

CS First Boston Mortgage Securities
Corp. 97-1R, 1M4 144A 7.259%,
2/28/22(b)..............................   Baa(c)         5,755      5,549,681

Criimi Mae Trust I 96-C1, A2 144A 7.56%,
6/30/33(b)..............................     BBB          5,125      4,920,000

DLJ Mortgage Acceptance Corp. 97-CF2, B2
144A 7.14%, 11/15/08(b).................    BBB-          4,000      3,677,500

First Boston Mortgage Securities Corp.
93-5, B2 7.30%, 7/25/23.................    A+(c)         3,042      3,063,971
First Chicago/Lennar Trust 97-CHL1, D
144A 8.098%, 5/29/08(b).................    BB(c)         4,000      3,365,625
First Union Lehman Brothers Bank of
America 98-C2, D 6.778%, 3/18/13........     BBB          3,000      2,739,102

General Growth Properties 97-1, D2 144A
6.992%, 11/15/07(b)(d)..................   Baa(c)         5,000      4,762,150

LB Commercial Conduit Mortgage Trust
98-C4, D 6.50%, 12/15/08................     BBB          2,000      1,869,062

Norwest Asset Securities Corp. 96-3, B1
7.25%, 9/25/26..........................    A(c)          3,417      3,443,405

Norwest Asset Securities Corp. 96-3, B2
7.25%, 9/25/26..........................   BBB(c)         2,279      2,255,859

Norwest Asset Securities Corp. 97-18, B2
6.75%, 12/25/27.........................   BBB(c)         1,036        991,051
Norwest Asset Securities Corp. 98-22, B3
6.25%, 9/25/28..........................   BBB(c)           622        566,626

Norwest Asset Securities Corp. 99-3, B3
6%, 1/25/29.............................   BBB(c)           748        666,221

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

Norwest Asset Securities Corp. 99-6, B3
6%, 3/25/29.............................   BBB(c)     $     438   $    390,802

Norwest Asset Securities Corp. 99-12, B3
6.25%, 5/25/29..........................   BBB(c)           500        453,497

Norwest Asset Securities Corp. 99-17, BB
6.25%, 6/25/29(k).......................   BBB(c)           563        514,688

Resolution Trust Corp. 92-C3, B 9.05%,
8/25/23.................................     AA           1,729      1,728,380

Ryland Mortgage Securities Corp. III
92-A, 1A 8.255%, 3/29/30................     A-             266        265,106

Structured Asset Securities Corp. 95-C1,
D 7.375%, 9/25/24.......................     BBB          5,110      5,117,879

Structured Asset Securities Corp. 93-C1,
B 6.60%, 10/25/24.......................     A+           5,250      5,227,849

Wilshire Funding Corp. 97-WFC1, M3
7.25%, 8/25/27..........................   Baa(c)         3,371      3,125,469
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $65,212,953)                                       64,485,262
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--21.2%

ARGENTINA--4.8%
Republic of Argentina RegS 8.75%,
7/10/02(f)..............................    BBB-          3,200      2,929,084

Republic of Argentina RegS 11.75%,
2/12/07(f)..............................    BBB-          3,750      3,526,305

Republic of Argentina 144A 11.75%,
2/12/07(f)(b)...........................    BBB-          3,000      2,821,044

Republic of Argentina Bocon Pro1 M1 PIK
interest capitalization, 2.877%,
4/1/07(f)(d)............................    BBB-          2,654      1,970,858

Republic of Argentina 12.125%, 2/25/19..     BB           1,440      1,503,000
                                                                  ------------
                                                                    12,750,291
                                                                  ------------

BRAZIL--3.1%
Republic of Brazil 11.625%, 4/15/04.....     B+           2,000      1,960,000

4                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------
BRAZIL--CONTINUED
Republic of Brazil Series El-L 5.875%,
4/15/06(d)..............................     B+       $     950   $    757,625

Republic of Brazil C Bond, PIK interest
capitalization, 8%, 4/15/14.............     B+           7,949      5,514,350
                                                                  ------------
                                                                     8,231,975
                                                                  ------------
BULGARIA--1.2%
Republic of Bulgaria IAB Series PDI Euro
5.875%, 7/28/11(d)......................    B(c)          1,900      1,288,437

Republic of Bulgaria FLIRB Series A
Bearer 2.50%, 7/28/12(d)................    B(c)          3,250      1,980,469
                                                                  ------------
                                                                     3,268,906
                                                                  ------------
COLOMBIA--2.3%
Republic of Colombia 10.875%, 3/9/04....    BBB-          2,300      2,423,625
Republic of Colombia 7.625%, 2/15/07....    BBB-          1,750      1,531,250
Republic of Colombia 9.75%, 4/23/09.....    BBB-          1,500      1,449,300
Republic of Colombia Global Bond 8.375%,
2/15/27.................................    BBB-            750        601,875
                                                                  ------------
                                                                     6,006,050
                                                                  ------------

COSTA RICA--1.0%
Republic of Costa Rica 144A 9.335%,
5/15/09(b)(k)...........................     BB           2,750      2,724,150
CROATIA--1.7%
Croatia Series B 5.813%, 7/31/06(d).....    BBB-          3,894      3,193,477
Croatia Series A 5.813%, 7/31/10(d).....    BBB-          1,700      1,330,250
                                                                  ------------
                                                                     4,523,727
                                                                  ------------

IVORY COAST--0.2%
Ivory Coast FLIRB Series US1 2%,
3/29/18(d)..............................     NR           2,506        651,560
MEXICO--2.7%
United Mexican States Global Bond
11.50%, 5/15/26.........................     BB           6,000      7,132,500

PANAMA--1.4%
Republic of Panama 9.375%, 4/1/29.......     BB+          3,500      3,606,750
PHILIPPINES--0.6%
Republic of Philippines 8.875%,
4/15/08.................................     BB+          1,510      1,543,975

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

POLAND--0.3%
Poland Bearer PDI 5%, 10/27/14(d).......    BBB-      $     750   $    695,156

RUSSIA--0.9%
Russia Treasury Bill OFZ Linked Notes
14%, 9/12/01(e).........................     NR          41,898        147,720

Russian Federation RegS 8.75%, 7/24/05..     CC           2,000        820,000
Russian Federation RegS 10%, 6/26/07....     CC           3,500      1,404,375
                                                                  ------------
                                                                     2,372,095
                                                                  ------------

VENEZUELA--1.0%
Republic of Venezuela 9.25%, 9/15/27....     B+           3,700      2,696,375
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $59,671,913)                                       56,203,510
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--11.1%

BERMUDA--0.1%
AES China Generating Co. 10.125%,
12/15/06................................     BB-            400        272,000

BRAZIL--1.4%
Globo Communicacoes e Participacoes SA
144A 10.625%, 12/5/08(b)................     B+           3,500      2,800,000

Radio e Televisao Bandeirantes Ltd. 144A
12.875%, 5/15/06(b).....................     B-           2,000        890,000
                                                                  ------------
                                                                     3,690,000
                                                                  ------------

CANADA--1.9%
Clearnet Communications, Inc. 0%,
5/1/09(d)...............................    B(c)          4,000      2,490,000

Metronet Communications Corp. 0%,
6/15/08(d)..............................      B           3,300      2,582,250
                                                                  ------------
                                                                     5,072,250
                                                                  ------------

CHILE--1.4%
Compania Sud Americana de Vapores 144A
7.375%, 12/8/03(b)......................     BBB          2,500      2,375,000

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)..............................     BBB          1,419      1,319,765
                                                                  ------------
                                                                     3,694,765
                                                                  ------------

                       See Notes to Financial Statements                       5

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------
CHINA--0.8%
Greater Beijing First Expressways Ltd.
9.25%, 6/15/04..........................     BB       $   2,000   $  1,100,000

Greater Beijing First Expressways Ltd.
9.50%, 6/15/07..........................     BB           1,700        969,000
                                                                  ------------
                                                                     2,069,000
                                                                  ------------

INDONESIA--0.7%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d).............................    CCC+          3,670      1,848,762
JAPAN--0.4%
SB Treasury Co. LLC Series A 144A 9.40%,
12/29/49(b)(d)..........................     BB+          1,000      1,003,071

MEXICO--2.5%
Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b).............................   BBB+(c)        3,886      3,864,982
Innova S de R.L. 12.875%, 4/1/07........      B           2,100      1,848,000
Transportacion Maritima Mexicana 0%,
6/15/09(d)..............................     B+           1,500        956,250
                                                                  ------------
                                                                     6,669,232
                                                                  ------------
NETHERLANDS--0.9%
Netia Holdings BV Series B 0%,
11/1/07(d)..............................      B           3,250      2,307,500

POLAND--0.4%
TPSA Finance BV 144A 7.75%,
12/10/08(b).............................    BBB-          1,175      1,186,750

UNITED KINGDOM--0.6%
RSL Communications PLC 0%, 3/1/08(d)....     B-           2,500      1,637,500
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,714,353)                                       29,450,830
------------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

FOREIGN CONVERTIBLE BONDS--1.0%

CANADA--0.1%
PLD Telekom Cv. 144A 9%, 6/1/06(b)......     NR       $     600   $    286,500

RUSSIA--0.9%
Lukinter Finance Cv. RegS 3.50%,
5/6/02..................................    CCC-          3,375      2,278,125
------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $4,898,153)                                         2,564,625
------------------------------------------------------------------------------

                                                       SHARES
                                                      ---------

PREFERRED STOCKS--2.2%

TELECOMMUNICATIONS (LONG DISTANCE)--2.2%
Global Crossing Holdings Ltd. PIK 10.50%...........      50,000      5,800,000
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $4,956,875)                                         5,800,000
------------------------------------------------------------------------------

WARRANTS--0.1%
FirstCom Corp. 144A Warrants(b)(h).................     137,550        343,875
Republic of Argentina Warrants(h)..................       1,440          4,716
Republic of Argentina Warrants(h)..................       3,500         12,250
------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                   360,841
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $277,880,808)                                     260,971,475
------------------------------------------------------------------------------

6                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)        VALUE
                                          ---------   ---------   ------------

SHORT-TERM OBLIGATIONS--0.1%

COMMERCIAL PAPER--0.1%
Goldman Sachs Group, L.P. 4.92%,
5/3/99..................................    A-1+      $     220   $    219,940
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $219,940)                                             219,940
------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $278,100,748)                                       261,191,415(a)
Cash and receivables, less liabilities--1.4%                           3,646,765
                                                                  --------------
NET ASSETS--100.0%                                                $  264,838,180
                                                                  --------------
                                                                  --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,035,622 and gross depreciation of $24,976,008 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $278,131,801.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $67,530,807 or 25.5% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Russian Rubles.
(f)  Par value represents Argentine Pesos.
(g)  Security in default.
(h)  Non-income producing.
(i) Security valued at fair value as determined in good faith by or under the direction of the Directors.
(j)  All or a portion segregated as collateral.
(k)  When issued.

                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $278,100,748)                              $  261,191,415
Foreign currency at value
  (Identified cost $122,857)                                         118,400
Cash                                                                  15,699
Receivables
  Interest                                                         4,997,949
  Investment securities sold                                       4,108,193
  Fund shares sold                                                    92,948
Other receivables                                                      8,171
Prepaid expenses                                                       6,802
                                                              --------------
    Total assets                                                 270,539,577
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,513,469
  Fund shares repurchased                                            386,972
  Income distribution payable                                        276,180
  Distribution fee                                                   132,428
  Investment advisory fee                                            108,821
  Transfer agent fee                                                  89,989
  Financial agent fee                                                 24,526
  Directors' fee                                                       7,184
Accrued expenses                                                     161,828
                                                              --------------
    Total liabilities                                              5,701,397
                                                              --------------
NET ASSETS                                                    $  264,838,180
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  313,166,341
Undistributed net investment loss                                   (223,064)
Accumulated net realized loss                                    (31,191,307)
Net unrealized depreciation                                      (16,913,790)
                                                              --------------
NET ASSETS                                                    $  264,838,180
                                                              --------------
                                                              --------------
CLASS A
Shares of common stock outstanding, $0.10 par value,
  166,666,667 shares authorized (Net Assets $144,958,840)         12,541,866
Net asset value per share                                             $11.56
Offering price per share $11.56/(1-4.75%)                             $12.14
CLASS B
Shares of common stock outstanding, $0.10 par value,
  166,666,667 shares authorized (Net Assets $112,420,553)          9,739,277
Net asset value and offering price per share                          $11.54
CLASS C
Shares of common stock outstanding, $0.10 par value,
  166,666,666 shares authorized (Net Assets $7,458,787)              644,517
Net asset value and offering price per share                          $11.57

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   13,247,405
Foreign taxes withheld                                                (1,036)
                                                              --------------
    Total investment income                                       13,246,369
                                                              --------------
EXPENSES
Investment advisory fee                                              752,692
Distribution fee, Class A                                            187,115
Distribution fee, Class B                                            587,011
Distribution fee, Class C                                             33,054
Financial agent fee                                                  113,734
Transfer agent                                                       213,638
Printing                                                              40,511
Custodian                                                             31,389
Professional                                                          23,314
Registration                                                          20,323
Directors                                                              8,601
Miscellaneous                                                         20,080
                                                              --------------
    Total expenses                                                 2,031,462
                                                              --------------
NET INVESTMENT INCOME                                             11,214,907
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                  (19,844,519)
Net realized loss on foreign currency                               (575,208)
Net change in unrealized appreciation (depreciation)
  on investments                                                  29,632,328
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 271,897
                                                              --------------
NET GAIN ON INVESTMENTS                                            9,484,498
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   20,699,405
                                                              --------------
                                                              --------------

8                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                  Ended
                                                                 4/30/99       Year Ended
                                                               (Unaudited)      10/31/98
                                                              -------------   -------------
FROM OPERATIONS
  Net investment income (loss)                                $  11,214,907   $  26,783,292
  Net realized gain (loss)                                      (20,419,727)     (8,960,343)
  Net change in unrealized appreciation (depreciation)           29,904,225     (41,335,563)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   20,699,405     (23,512,614)
                                                              -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                 (7,004,181)    (15,872,614)
  Net investment income, Class B                                 (5,032,979)    (11,337,234)
  Net investment income, Class C                                   (281,122)       (293,230)
  Net investment income, Class M                                         --         (18,101)
  Net realized gains, Class A                                            --      (5,130,635)
  Net realized gains, Class B                                            --      (4,099,438)
  Net realized gains, Class C                                            --         (23,783)
  Net realized gains, Class M                                            --          (3,353)
  In excess of net realized gains, Class A                               --        (902,131)
  In excess of net realized gains, Class B                               --        (720,813)
  In excess of net realized gains, Class C                               --          (4,182)
  In excess of net realized gains, Class M                               --            (589)
                                                              -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (12,318,282)    (38,406,103)
                                                              -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (638,686 and 3,001,172
    shares, respectively)                                         7,238,576      38,782,884
  Net asset value of shares issued from reinvestment of
    distributions
    (386,644 and 1,178,336 shares, respectively)                  4,386,181      15,112,655
  Cost of shares repurchased (2,440,978 and 4,402,648
    shares, respectively)                                       (27,562,989)    (54,806,672)
                                                              -------------   -------------
Total                                                           (15,938,232)       (911,133)
                                                              -------------   -------------
CLASS B
  Proceeds from sales of shares (282,723 and 1,791,306
    shares, respectively)                                         3,210,286      23,227,300
  Net asset value of shares issued from reinvestment of
    distributions
    (207,274 and 616,801 shares, respectively)                    2,349,010       7,896,496
  Cost of shares repurchased (1,844,091 and 2,809,056
    shares, respectively)                                       (20,783,572)    (35,444,257)
                                                              -------------   -------------
Total                                                           (15,224,276)     (4,320,461)
                                                              -------------   -------------
CLASS C
  Proceeds from sales of shares (154,054 and 595,059 shares,
    respectively)                                                 1,733,534       7,751,415
  Net asset value of shares issued from reinvestment of
    distributions
    (16,313 and 18,346 shares, respectively)                        185,262         227,373
  Cost of shares repurchased (55,472 and 104,857 shares,
    respectively)                                                  (627,714)     (1,306,530)
                                                              -------------   -------------
Total                                                             1,291,082       6,672,258
                                                              -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and 13,228 shares,
    respectively)                                                        --         176,977
  Net asset value of shares issued from reinvestment of
    distributions
    (0 and 1,085 shares, respectively)                                   --          13,901
  Cost of shares repurchased (0 and 23,542 shares,
    respectively)                                                        --        (268,015)
                                                              -------------   -------------
Total                                                                    --         (77,137)
                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARES TRANSACTIONS    (29,871,426)      1,363,527
                                                              -------------   -------------
  NET DECREASE IN NET ASSETS                                    (21,490,303)    (60,555,190)
NET ASSETS
  Beginning of period                                           286,328,483     346,883,673
                                                              -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    ($223,064) AND $880,311, RESPECTIVELY]                    $ 264,838,180   $ 286,328,483
                                                              -------------   -------------
                                                              -------------   -------------

                       See Notes to Financial Statements                       9

Phoenix Multi-Sector Fixed Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                          ------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED OCTOBER 31
                                            4/30/99      ---------------------------------------------------------
                                          (UNAUDITED)         1998        1997        1996        1995        1994
Net asset value, beginning of period         $   11.20   $   13.50   $   13.27   $   12.56   $   11.94   $   14.13
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.48        1.07        1.03        0.94        0.96        0.76
  Net realized and unrealized gain
    (loss)                                        0.41       (1.88)       0.18        0.72        0.61       (1.35)
                                                ------   ---------   ---------   ---------   ---------   ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.89       (0.81)       1.21        1.66        1.57       (0.59)
                                                ------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.53)      (1.07)      (0.98)      (0.95)      (0.95)      (0.77)
  Dividends from net realized gains                 --       (0.36)         --          --          --       (0.63)
  In excess of net investment income                --          --          --          --          --       (0.05)
  In excess of net realized gains                   --       (0.06)         --          --          --          --
  Tax return of capital                             --          --          --          --          --       (0.15)
                                                ------   ---------   ---------   ---------   ---------   ---------
      TOTAL DISTRIBUTIONS                        (0.53)      (1.49)      (0.98)      (0.95)      (0.95)      (1.60)
                                                ------   ---------   ---------   ---------   ---------   ---------
CHANGE IN NET ASSET VALUE                         0.36       (2.30)       0.23        0.71        0.62       (2.19)
                                                ------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD               $   11.56   $   11.20   $   13.50   $   13.27   $   12.56   $   11.94
                                                ------   ---------   ---------   ---------   ---------   ---------
                                                ------   ---------   ---------   ---------   ---------   ---------
Total return(1)                                   8.11%(3)     (6.86)%      9.22%     13.75%     13.83%      (4.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $144,959    $156,317    $191,486    $169,664    $168,875    $172,966

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.14%(4)      1.08%      1.04%(2)      1.07%      1.10%      1.13%
  Net investment income                           8.53%(4)      8.17%      7.28%      7.56%       8.10%       7.05%
Portfolio turnover                                  52%(3)       157%       295%       255%        201%        123%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Not annualized
(4)  Annualized

10
                       See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                       --------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                             YEAR ENDED OCTOBER 31
                                        4/30/99      ------------------------------------------------------------------
                                       (UNAUDITED)      1998          1997          1996          1995          1994
Net asset value, beginning of period   $   11.18     $    13.48    $    13.25    $    12.54    $    11.93    $    14.10
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.44           0.96          0.92          0.85          0.86          0.68
  Net realized and unrealized gain
    (loss)                                  0.40          (1.87)         0.18          0.71          0.61         (1.36)
                                           -----          -----         -----         -----         -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.84          (0.91)         1.10          1.56          1.47         (0.68)
                                           -----          -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.48)         (0.97)        (0.87)        (0.85)        (0.86)        (0.67)
  Dividends from net realized gains           --          (0.36)           --            --            --         (0.63)
  In excess of net investment income          --             --            --            --            --         (0.05)
  In excess of net realized gains             --          (0.06)           --            --            --            --
  Tax return of capital                       --             --            --            --            --         (0.14)
                                           -----          -----         -----         -----         -----         -----
      TOTAL DISTRIBUTIONS                  (0.48)         (1.39)        (0.87)        (0.85)        (0.86)        (1.49)
                                           -----          -----         -----         -----         -----         -----
CHANGE IN NET ASSET VALUE                   0.36          (2.30)         0.23          0.71          0.61         (2.17)
                                           -----          -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD         $   11.54     $    11.18    $    13.48    $    13.25    $    12.54    $    11.93
                                           -----          -----         -----         -----         -----         -----
                                           -----          -----         -----         -----         -----         -----
Total return(1)                             7.60%(3)      (7.51)%        8.42%        12.84%        12.96%        (5.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $112,421       $124,075      $154,989      $142,869      $144,020      $156,629
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.89%(4)       1.84%         1.79%(2)       1.82%        1.85%         1.78%
  Net investment income                     7.79%(4)       7.36%         6.52%         6.80%         7.30%         6.46%
Portfolio turnover                            52%(3)        157%          295%          255%          201%          123%

                                                      CLASS C
                                       --------------------------------------
                                       SIX MONTHS                     FROM
                                         ENDED          YEAR       INCEPTION
                                        4/30/99        ENDED       10/1/97 TO
                                       (UNAUDITED)    10/31/98      10/31/97
Net asset value, beginning of period   $   11.21     $   13.48     $   14.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.44          0.97          0.04
  Net realized and unrealized gain
    (loss)                                  0.40         (1.85)        (0.74)
                                           -----         -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.84         (0.88)        (0.70)
                                           -----         -----         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.48)        (0.97)        (0.04)
  Dividends from net realized gains           --         (0.36)           --
  In excess of net realized gains             --         (0.06)           --
                                           -----         -----         -----
      TOTAL DISTRIBUTIONS                  (0.48)        (1.39)        (0.04)
                                           -----         -----         -----
CHANGE IN NET ASSET VALUE                   0.36         (2.27)        (0.74)
                                           -----         -----         -----
NET ASSET VALUE, END OF PERIOD         $   11.57     $   11.21     $   13.48
                                           -----         -----         -----
                                           -----         -----         -----
Total return(1)                             7.68%(3)     (7.36)%       (5.00)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $   7,459     $   5,937     $     284
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.90%(4)      1.88%         1.62  (2)(4
  Net investment income                     7.74%(4)      7.46%         4.75%(4)
Portfolio turnover                            52%(3)       157%          295%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Not annualized
(4)  Annualized

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. OPTIONS

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

  The Fund may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $11,669 for Class A shares, and deferred sales charges of $118,666 for Class B and $1,904 for Class C shares for the six months ended April 30, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 1999, $513,180 was retained by the Distributor, $269,177 was paid to unaffiliated participants, and $24,823 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 1999, transfer agent fees were $213,638 of which PEPCO retained $95,511 which is net of the fees paid to State Street.

  At April 30, 1999, PHL and affiliates held 92,331 Class A shares, 14 Class B shares and 8,133 Class C shares of the Fund with a combined value of $1,161,609.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 1999, purchases and sales of investments, excluding short-term securities and U.S. Government and agency ,securities, amounted to $125,537,824 and $151,772,085, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $16,759,578, and $18,332,047, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. LOAN AGREEMENTS

  The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. For loans which the Fund is a participant, the Fund may not sell its participation in the loan without the lender's prior consent. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

6. CAPITAL LOSS CARRYFORWARDS

  The Fund has a capital loss carryover of $8,638,419 expiring in 2006, which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM
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PHOENIX EQUITY PLANNING CORPORATION                              ---------------
PO Box 2200                                                      Bulk Rate Mail
Enfield CT 06083-2200                                             U.S. Postage
                                                                     PAID
                                                                 Springfield, MA
                                                                 Permit No. 444
                                                                 ---------------

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